Income Taxes (Details 2)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW
Deferred tax assets
Accrued expense		294,000,000	342,000,000
Allowance for doubtful		1,148,000,000	660,000,000
Investments in subsidiaries and equity method investees		232,000,000	1,345,000,000
Depreciation and amortization		743,000,000	1,032,000,000
Deferred revenue		934,000,000	736,000,000
Provisions for severance benefits		15,000,000	80,000,000
Net operation loss carryforwards in subsidiaries		7,085,000,000	3,703,000,000
Foreign tax credit carryforwards		19,441,000,000	20,433,000,000
Tax credit carryforwards for research and human resource development		3,027,000,000	2,763,000,000
Tax credit carryforwards for social insurance for employment increase		78,000,000
Others		106,000,000	133,000,000
Total deferred tax assets		33,103,000,000	31,227,000,000
Less valuation allowance		(24,352,000,000)	(19,712,000,000)	(14,531,000,000)	(28,643,000,000)
Deferred Tax Assets, Net of Valuation Allowance, Total		8,751,000,000	11,515,000,000
Deferred tax liabilities
Accrued income		80,000,000	76,000,000
Investments in subsidiaries and equity method investees		65,000,000	347,000,000
Total deferred tax liabilities		145,000,000	423,000,000
Net deferred tax assets (liabilities)		8,606,000,000	11,092,000,000
Current portion of deferred income tax assets	1,358,000	1,433,000,000	2,761,000,000
Non-current deferred income tax assets	$ 6,797,000	7,173,000,000	8,331,000,000